NPORT-EX

Upright Growth Fund

Schedule of Investments

June 30, 2020 (unaudited)

		Market
Company	Shares	Value
COMMON STOCKS 97.21%
Bank Industry 1.06%
Bank of America Corporation	6,000	142,500

Basic Material 1.05%
BHP Billiton Limited ADR	500	24,865
Dow Inc.	333	13,573
DuPont de Nemours, Inc	333	17,692
Steelcase Inc.	7,000	84,420
		140,550

Chemicals Specialty 0.02%
The Mosaic Company	200	2,502

Consumer 0.67%
Bed Bath & Beyond Inc.	8,500	90,100

Drug Manufacturer-other 8.78%
AbbVie Inc.	6,000	589,080
Teva Pharmaceutical Industries Limited* ADR	47,892	590,508
		1,179,588

Electronic Equipment 25.58%
Apple Inc.	6,500	2,371,200
Plug Power Inc.*	130,000	1,067,300
		3,438,500

Engineering & Construction 0.53%
Johnson Controls International PLC	2,089	71,318

Generic Drug 2.38%
Bausch Health Companies I	2,500	45,725
Mylan N.V.*	17,030	273,842
		319,567

Healthcare Services 0.24%
CVS Health Corporation	500	32,485

Household 0.10%
Whirlpool Corporation	100	12,953

IC Design 35.71%
Himax Technologies, Inc.*	1,159,400	4,799,916

Insurance 0.89%
Brighthouse Financial, Inc.*	1,000	27,820
MetLife, Inc.	2,500	91,300
		119,120

Internet Services 1.56%
Alphabet Inc.*	100	141,361
Facebook, Inc.*	300	68,121
		209,482

Medical Supplies 0.34%
Abbott Laboratories	500	45,715

Oil 0.22%
Chevron Corporation	300	26,769
Transocean Ltd.	1,500	2,745
		29,514

Pharmaceutical 2.70%
Lannett Company, Inc.*	50,000	363,000

Retail Special Lines 3.21%
Alibaba Group Holding Limited	2,000	431,400

Semiconductor 12.08%
Silicon Motion Technology	13,500	658,395
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	965,090
		1,623,485

Service - Restaurant 0.11%
Starbucks Corporation	200	14,718

Total Common Stocks (Cost $18,159,364)		13,066,415

Registered Investment Companies 3.04%
Direxion Daily Aerospace & Defense Bull 3X Shares	4,500	55,485
Direxion Daily Energy Bull 2X Shares	700	10,563
Direxion Daily Financial Bull 3X Shares	2,000	62,580
Direxion Daily Industrials Bull 3X Shares	3,000	43,140
Direxion Daily Mid Cap Bulls 3X Shares	3,000	58,500
Direxion Daily MSCI Real Estate Bull 3X Shares	5,000	50,300
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	61,680
Direxion Daily S&P500 Bull 3X Shares	600	25,086
Direxion Daily Small Cap Bull 3X Shares	1,500	41,085
Total Registered Investment Companies (Cost $504,656)		408,419

Short-term Investments 0.06%
Invesco Treasury Portfolio Institutional	7,868	7,868

Total Investments		13,482,701
(Cost $18,671,888) 100.31%

Other Assets less Liabilities -0.31%		(41,885)

Net Assets 100%		13,440,817

*Non income producing securities

ADR – American Depository Receipt

PLC – Public Limited Company

As of June 30, 2020, the gross unrealized appreciation for all securities totaled $4,835,901 and the gross unrealized depreciation for all securities totaled $10,025,098.16 for a net unrealized depreciation of $5,189,187 for tax purposes.  The aggregate cost of securities including money funds on June 30, 2020 was $18,671,888 for tax purposes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2020:

Level 1	13,482,701
Level 2	-
Level 3	-
Total	13,482,701